OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
Schedule of other liabilities

USDm	2021	2020
Accrued operating expenses	11.8	14.3
Accrued interest	2.3	3.1
Wages and social expenses	15.1	16.4
Derivative financial instruments	11.3	24.7
Other	3.2	0.9
Balance as of 31 December	43.7	59.4